OPERATING SEGMENTS - Disclosure of detailed information about revenues, geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 370,008	$ 217,387
Percentage of entity's revenue	100.00%	100.00%
United States [Member]
Disclosure of operating segments [line items]
Revenue	$ 327,419	$ 188,531
Percentage of entity's revenue	88.00%	87.00%
Europe [Member]
Disclosure of operating segments [line items]
Revenue	$ 25,707	$ 19,074
Percentage of entity's revenue	7.00%	9.00%
Other [Member]
Disclosure of operating segments [line items]
Revenue	$ 16,882	$ 9,782
Percentage of entity's revenue	5.00%	4.00%